VALUE OF IN-FORCE BUSINESS - Schedule of Value of In-Force Insurance and Participating Investment Contracts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
At 1 January	£ 38,452
Movements in the year:
At 31 December	45,040	£ 38,452
Life and annuity insurance product line | Participating life insurance policy
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
At 1 January	5,396	5,311
Exchange and other adjustments	(9)	9
Movements in the year:
Movements in the year	(70)	76
At 31 December	5,317	5,396
Life and annuity insurance product line | New business | Participating life insurance policy
Movements in the year:
Movements in the year	321	361
Life and annuity insurance product line | Expected return | Participating life insurance policy
Movements in the year:
Movements in the year	(355)	(297)
Life and annuity insurance product line | Experience variances | Participating life insurance policy
Movements in the year:
Movements in the year	84	(82)
Life and annuity insurance product line | Assumption changes | Participating life insurance policy
Movements in the year:
Movements in the year	(465)	141
Life and annuity insurance product line | Economic variance | Participating life insurance policy
Movements in the year:
Movements in the year	£ 345	£ (47)